Trade and other receivables (Details) - CLP ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Current trade receivables		$ 258,182,596	$ 248,393,078
Non-current trade receivables		0	0
Other current receivables		28,031,002	32,395,055
Other non-current receivables		3,330,606	3,563,797
Trade and other current receivables		286,213,598	280,788,133
Trade and other non-current receivables		3,330,606	3,563,797
Accounts receivables: | Chile operating segment
Current trade receivables		159,465,654	145,670,490
Non-current trade receivables		0	0
Accounts receivables: | International business operating segment
Current trade receivables		62,587,204	63,602,409
Non-current trade receivables		0	0
Accounts receivables: | Wines operating segment
Current trade receivables		40,284,490	42,958,093
Non-current trade receivables		0	0
Accounts receivables: | Impairment loss estimate
Current trade receivables		(4,154,752)	(3,837,914)
Non-current trade receivables		0	0
Others accounts receivables
Other current receivables	[1]	28,031,002	32,395,055
Other non-current receivables	[1]	$ 3,330,606	$ 3,563,797

[1]	As of December 31, 2017, this item mainly includes ThCh$ 2,411,833 (ThCh$ 2,898,277 in 2016) in non-current related to the account receivable from the sale of the 49% that subsidiary CPCh had in Compañía Pisquera Bauzá S.A. (see Note 1, letter (b)).